Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	$ (5,476,695)	$ (845,841)	$ 986,471
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	710,476	1,004,089	722,778
Gain on disposal of property and equipment		(17,815)
Realized and unrealized gain on short-term investments	(270,011)	(15,632)
Class A ordinary shares issued for consulting services	1,076,875
Loss on sale of long-term investments			13,319
Amortization of operating lease right-of-use assets	428,072	370,283	181,791
Gain on disposal of subsidiaries	(50,907)	(836,112)
Unrealized loss on assets held for sale		455,938
Amortization of convertible note issuance costs	1,634,150	11,970
Changes in operating assets and liabilities
Accounts receivable	(1,493,138)	617,183	437,684
Inventories	(710,006)	(4,658,182)	(2,038,096)
Prepaid expenses and other current assets	4,510,096	(2,426,075)	(4,021,436)
Deferred tax assets	(61,923)	(178,494)
Deferred tax liabilities	147,216
Accounts payable	(533,286)	1,386,960	(816,530)
Advance from customers	138,452	363,803	1,409,334
Other current payables	(2,074,303)	1,241,012	(42,482)
Taxes payable	427,980	923,896	1,871,485
Operating lease liabilities	(104,277)	(332,159)	(120,936)
Net cash used in operating activities	(1,701,229)	(2,935,176)	(1,416,618)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest-free loans to related parties			(16,896,831)
Interest-free loans repaid by related parties			20,319,617
Purchase of short-term investment	(4,424,736)	(125,075)	(70,275)
Sales of short-term investment	3,959,958	71,869
Proceeds from disposal of subsidiaries	208,696	94,640
Purchase of property and equipment	(427,099)	(325,257)	(314,197)
Purchase of intangible assets	(2,363)		(985,995)
Additional consideration paid for reorganization			(1,437,646)
Net cash (used in)/provided by investing activities	(685,544)	(283,823)	614,673
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds of interest-free loans from related parties	1,382,936	8,747,287	4,811,327
Repayments of interest-free loans to related parties	(2,629,958)	(9,246,025)	(3,658,828)
Proceeds from issuance of convertible bonds, net of issuance costs		1,500,850
Repayments of short-term loans	(793,043)		(197,715)
Proceeds of long-term loans		239,919	141,225
Proceeds from short-term loans	3,533,913	190,277
Proceeds from issuance of ordinary shares		3,180,963
Payment for repurchase of Class A ordinary shares	(74)
Repayments of long-term loans	(134,842)
Net cash provided by financing activities	1,358,932	4,613,271	1,096,009
Effect of exchange rate changes on cash and cash equivalents	46,592	24,983	(6,558)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(981,249)	1,419,255	287,506
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	1,889,590	470,335	182,829
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	908,341	1,889,590	470,335
RECONCILATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year
Cash, cash equivalents	1,379,434	470,335	182,829
Restricted cash	510,156
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	1,889,590	470,335	182,829
RECONCILATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year
Cash, cash equivalents	908,341	1,379,434	470,335
Restricted cash		510,156
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	908,341	1,889,590	470,335
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes		(657)	(239)
Interest	49,713	20	408
NON-CASH TRANSACTIONS
Addition of right-of-use assets	360,775	999,805	273,334
Other payables released from the sale of property and equipment		19,456
Fair value adjustment for Pre-Delivery ordinary shares related to the issuance of convertible notes		1,499,150
Other payables released from the sale of subsidiaries	3,547,826	1,183,624
Class A ordinary shares issued upon conversion of convertible note payable and accrued interest	1,687,108
Debt offsetting with related party and third party	$ 293,061